18 SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Sep. 30, 2017	Mar. 10, 2017	Mar. 07, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Common stock issued	15,856,249			13,885,972	11,874,361
Acquisition common stock		576,923
Interest rate		6.00%	8.00%
Unsecured promissory notes		$ 3,750,000	$ 1,250,000
Earn-out payments a year for 2016 and 2017		$ 1,200,000